EMPLOYEE BENEFIT LIABILITIES, NET (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Schedule of Expenses Recognized in Comprehensive Income (Loss)
Expenses recognized in comprehensive income (loss):

	Year Ended
	December 31,
	2018	2017	2016
	U.S. Dollars in thousands

Current service cost	$292	$356	$359
Interest expenses, net	25	23	20
Current service cost (income) due to the transfer of real yield from the compensation component to the royalties' component in executive insurance policies before 2004	3	(7)	5
Total employee benefit expenses	320	372	384

Actual return on plan assets	$171	$119	$22

Schedule of Expenses Presented in Statement of Comprehensive Income (Loss)
The expenses are presented in the Statement of Comprehensive income (loss) as follows

	Year Ended
	December 31,
	2018	2017	2016
	U.S. Dollars in thousands

Cost of revenues	$175	$211	$228
Research and development	50	57	62
Selling and marketing	75	*73	*67
General and administrative	20	*31	*27

	$320	$372	$384

*Reclassified

Schedule of Plan Liabilities, Net
The plan liabilities, net:

	December 31,
	2018	2017
	U.S. Dollars in thousands

Defined benefit obligation	$4,987	$5,907
Fair value of plan assets	(4,200)	(4,763)
Total liabilities, net	$787	$1,144

Schedule of Changes in Present Value of Defined Benefit Obligation
Changes in the present value of defined benefit obligation

	2018	2017
	U.S. Dollars in thousands

Balance at January 1,	$5,907	$5,235

Interest costs	110	151
Current service cost	292	356
Benefits paid	(645)	(641)
Demographic assumptions	(29)	(28)
Financial assumptions	(223)	254
Past Experience	(2)	6
Currency Exchange	(423)	574
Balance at December 31,	$4,987	$5,907

Schedule of Changes in Fair Value of Plan Assets
Changes in the fair value of plan assets

	2018	2017
	U.S. Dollars in thousands

Balance at January 1,	$4,763	$4,513

Expected return	85	127
Contributions by employer	182	227
Benefits paid	(564)	(586)
Demographic assumptions	5	1
Financial assumptions	(2)	1
Past Experience	83	(11)
Current service cost due to the transfer of real yield from the compensation component to the royalties component in executive insurance policies before 2004	(3)	7
Currency exchange	(349)	484
Balance at December 31,	$4,200	$4,763

Schedule of Principal Assumptions Underlying Defined Benefit Plan
The principal assumptions underlying the defined benefit plan
	2018	2017	2016
	%

Discount rate of the plan liability	2.02	2.27	3.72

Future salary increases	3.6	4	4